Financial instruments - Summary of Amounts Receivable and Project Advances (Detail) - Credit Risk [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Financial assets	$ 47,787
Overdue Less than 90 days [Member]
Disclosure of financial assets [line items]
Financial assets	2,198
01 to 90 days [Member]
Disclosure of financial assets [line items]
Financial assets	12,105
Due in 271 to 360 days [Member]
Disclosure of financial assets [line items]
Financial assets	10,996
Over 360 days [Member]
Disclosure of financial assets [line items]
Financial assets	22,488
Accounts Receivable [Member]
Disclosure of financial assets [line items]
Financial assets	46,015	[1]
Accounts Receivable [Member] | Overdue Less than 90 days [Member]
Disclosure of financial assets [line items]
Financial assets	2,198	[1]
Accounts Receivable [Member] | 01 to 90 days [Member]
Disclosure of financial assets [line items]
Financial assets	10,828	[1]
Accounts Receivable [Member] | Due in 271 to 360 days [Member]
Disclosure of financial assets [line items]
Financial assets	10,996	[1]
Accounts Receivable [Member] | Over 360 days [Member]
Disclosure of financial assets [line items]
Financial assets	21,993	[1]
Project Advances [Member]
Disclosure of financial assets [line items]
Financial assets	1,772
Project Advances [Member] | 01 to 90 days [Member]
Disclosure of financial assets [line items]
Financial assets	1,277
Project Advances [Member] | Over 360 days [Member]
Disclosure of financial assets [line items]
Financial assets	$ 495

[1]	Non current balances are related to management fees receivable from fund Private Equity IV in annual equal installments in December 31, 2022 and 2023.